21. FINANCIAL INSTRUMENTS AND RISKS: Schedule of Fair Value of Assets and Liabilities measured on a recurring basis (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Fair Value of Assets and Liabilities measured on a recurring basis

	Quoted prices in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	instruments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

December 31, 2020
Cash and cash equivalents	$1,146,569	$-	$-	$1,146,569
Call/put option (Note 12)	-	-	112,658,740	112,658,740
TDMA loan (Note 5)	-	-	4,231,664	4,231,664
PV convertible loan	-	-	(17,705,058)	(17,705,058)

Total	$1,146,569	$-	$99,185,346	$100,331,915

December 31, 2019
Cash and cash equivalents	$1,378,687	$-	$-	$1,378,687
Deposits	12,530,659	-	-	12,530,659
Call/put option	-	-	55,967,351	55,967,351

Total	$13,909,346	$-	$55,967,351	$69,876,697